Trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-Current
Accounts receivable	$ 4,305	$ 4,581
Trade receivables from related parties		741
Loss allowance	(4,287)	(4,433)
Non current trade receivables	18	889
Current
Accounts receivable	169,162	138,586
Trade receivables from related parties	5,113	4,421
Contract assets	45	1,488
Loss allowance	(16,774)	(17,935)
Current trade receivables	$ 157,546	$ 126,560